Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary of nature and extent of risks arising from financial instruments
This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance.

Risk	Exposure arising from	Measurement	Management
Market risk – interest rate risk	Long-term borrowings at variable rates	Sensitivity analysis	Economic hedge with an interest rate cap
Market risk – price risk	Investments in equity securities	Sensitivity analysis	Monitoring quarterly valuation updates and forecasts of future cash flows
Credit risk	Cash and cash equivalents, trade receivables, derivative financial instruments and contract assets.	Aging analysis	Doing business with creditworthy companies and a strict policy of cash collection.
Liquidity risk	Borrowings and other liabilities	Cash flow forecasts	Availability of borrowing facilities.

Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities	The impact on the loss for the years ended December 31, 2022 and 2021 as a result of a change in interest rates is as follows:

(in €‘000)	Impact on pre-tax loss
	2022	2021
Interest rates – increase by 10 basis points*	586	76
Interest rates – decrease by 10 basis points*	(629)	(68)
*Keeping all other variables constant.

Summary of unobservable input parameters used in the valuation model
The table below summarizes the impact of increases/decreases of the price of equity securities acquired in 2022 on the group’s equity through OCI reserve for the period. The analysis is based on the assumption that the fair value of the equity securities held by the group has increased or decreased by 40%, with all other variables held constant.

(in €‘000)	Impact on Group's equity
2022
Fair Value – increase by 4,000 basis points	12,556
Fair Value – decrease by 4,000 basis points	(12,556)

Summary of provision matrix
On that basis, the loss allowance as at December 31, 2022 and December 31, 2021 was determined as follows for both trade receivables and contract assets:

(in €‘000)	Current	1 – 30 days past due	31 –60 days past due	61 –90 days past due	91+ days past due	Total
As at December 31, 2021
Expected loss rate (in %)	0.00%	0.00%	0.00%	0.00%	0.00%
Gross carrying amount – trade receivables	33,439	909	480	382	4,353	39,563
Gross carrying amount – contract assets	1,226	—	—	—	—	1,226
Loss allowance	1	—	—	—	—	1
As at December 31, 2022
Expected loss rate (in %)	0.00%	0.00%	0.00%	0.00%	0.00%
Gross carrying amount – trade receivables	31,404	5,337	3,189	292	2,448	42,670
Gross carrying amount – contract assets	1,512	—	—	—	—	1,512
Loss allowance	—	—	—	—	—	—

Disclosure of additional information about understanding financial position and liquidity of entity
The Group had access to the following undrawn borrowing facilities for each reporting period presented:

(in €‘000)	December 31, 2022	December 31, 2021
Expiring beyond one year—renewed facility	120,790	—
Expiring beyond one year—old facility	—	—

Summary of maturity analysis for non-derivative financial liabilities
The amounts disclosed in the table are the contractual undiscounted cash flows (including interest payments). Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

	Contractual cash flows
(in €‘000)	Carrying amount of liabilities	Total	Less than 6 months	6–12 months	1–2 years	2–5 years	More than 5 years
As at December 31, 2021
Borrowings	213,128	464,440	2,975	3,176	6,451	137,258	314,580
Lease liabilities	31,617	38,208	3,630	3,560	6,871	16,729	7,418
Trade and other payables	24,072	24,072	24,072	—	—	—	—
Total	268,817	526,720	30,677	6,736	13,322	153,987	321,998
As at December 31, 2022
Borrowings	269,033	501,004	9,441	13,925	27,802	449,836	—
Lease liabilities	51,324	71,097	4,546	4,828	8,891	18,916	33,916
Trade and other payables	51,263	51,263	51,263	—	—	—	—
Warrant liabilities	1,296	1,296	1,296	—	—	—	—
Total	372,916	624,660	66,546	18,753	36,693	468,752	33,916